INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 2,032	$ 2,972
Work in process	8,797	6,582
Finished goods	7,289	8,273
Inventories	18,118	17,827
Write-offs	1,824	1,399	1,019
Insurance reimbursement	$ 549